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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F


                              FORM 13F COVER PAGE


         Report for the Calendar Year or Quarter Ended: September 30, 2000 through December 31, 2002

         Check here if Amendment [ ]; Amendment Number ___________________

This Amendment (Check only one):           [    ] is a restatement

                                           [    ] adds new holdings entries.

         Institutional Investment Manager Filing this Report:


Name:                                      BancorpSouth, Inc.

Address:                                   One Mississippi Plaza, 201 South

                                           Spring Street
                                           Tupelo, MS 38804

Form 13F File Number:                      28-02721

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


     Person Signing this Report on Behalf of Reporting Manager:


     Name: James C. Kelly, Jr.


     Title: Vice President and Trust Operations Manager


     Phone: (601) 944-3583


     Signature, Place, and Date of Signing:


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
/s/ James C. Kelly, Jr.           Jackson, Mississippi              May 9, 2003
----------------------------      ---------------------             -----------
[Signature]                       [City, State]                       [Date]
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         Report Type (Check only one.):


         [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


         [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


         [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


         List of Other Managers Reporting for this Manager: None.

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                           FORM 13F INFORMATION TABLE


         EXPLANATORY NOTE:


         Each Form 13F filed by BancorpSouth, Inc. during the period beginning October 23, 2000 through January 30, 2003 covering the quarterly periods ended on September 30, 2000 through December 31, 2002 were inadvertently filed under the Form 13F File Number ("File Number") of First United Bancshares, Inc. rather than under BancorpSouth's File Number. First United Bancshares was merged with and into BancorpSouth on August 31, 2000. Each of these Form 13Fs should be disregarded, and each has been re-filed under the correct File Number of BancorpSouth.